Bonds Payable - Summary of Major Terms of Unsecured Domestic Bonds Issued (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 TWD ($)
Disclosure Of Detailed Information About Bonds Payable [Line Items]
Total Amount	$ 20,000
Unsecured Domestic Bonds [Member] | Tranche A [Member]
Disclosure Of Detailed Information About Bonds Payable [Line Items]
Issuance	2020-1
Issuance Period	July 2020 to July 2025
Total Amount	$ 8,800
Interest rates of loans	0.50%
Repayment and Interest Payment	One-time repayment upon maturity; interest payable annually
Unsecured Domestic Bonds [Member] | Tranche B [Member]
Disclosure Of Detailed Information About Bonds Payable [Line Items]
Issuance Period	July 2020 to July 2027
Total Amount	$ 7,500
Interest rates of loans	0.54%
Repayment and Interest Payment	The same as above
Unsecured Domestic Bonds [Member] | Tranche C [Member]
Disclosure Of Detailed Information About Bonds Payable [Line Items]
Issuance Period	July 2020 to July 2030
Total Amount	$ 3,700
Interest rates of loans	0.59%
Repayment and Interest Payment	The same as above